Intangible Assets - Estimated Amortization Expense (Details) $ in Millions	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 489
2026	422
2027	353
2028	290
2029	$ 223